Debt Obligations (Sub Notes) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Feb. 23, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 845,692		$ 469,884
Debt Instrument, Unamortized Discount	(20,266)	20,000	(2,506)
Long-term Debt, Current Maturities	(12,500)		(12,350)
Long-term debt	812,926		455,028
[StandbyLettersOfCreditMember]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	0		31,724
[FifteenPercentFixedRateDueTwoThousandAndThirteenMember]
Debt Instrument [Line Items]
Secured Debt	0		240,349
[TwelvePercentFixedRateDueTwoThousandAndFourteenMember]
Debt Instrument [Line Items]
Subordinated Debt	27,457		32,012
[ElevenPointFivePercentUntilMarchThirtyFirstTwoThousandAndFourteenAndSevenPointFivePercentThereafterDueTwoThousandAndSixteenMember]
Debt Instrument [Line Items]
Convertible Debt	68,072		62,523
[TwelvePercentFixedRateDueTwoThousandAndEighteenMember]
Debt Instrument [Line Items]
Senior Notes	500,000		0
[FivePointFivePercentFixedRateDueTwoThousandAndSixteenMember]
Debt Instrument [Line Items]
Convertible Debt	135,000		135,000
[TwelvePercentFixedRateDueTwoThousandAndThirteenMember]
Debt Instrument [Line Items]
Secured Debt	$ 115,163		$ 0